ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of June 30,
	2022	2021
Accounts receivable	$29,152,294	$9,862,915
Less: Doubtful allowance	(6,629,960)	(806,140)
	$22,522,334	$9,056,775

	For the Years Ended June 30,
	2022	2021	2020
Balance at beginning of the year	$806,140	$173,066	$42,627
Charge to expenses	6,072,933	601,350	132,287
Foreign exchange gain (loss)	(249,113)	31,724	(1,848)
Balance at end of the year	$6,629,960	$806,140	$173,066